Leases - Schedule Of Lease Expense For Finance And Operating Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance lease expense:
Depreciation and amortization	$ 163	$ 135	$ 106
Interest	29	29	31
Operating leases	484	478	447
Short-term lease expense	329	354	322
Variable lease expense	163	157	154
Total lease expense	$ 1,168	$ 1,153	$ 1,060